Supplement dated May 6, 2014 to the
current Summary Prospectus, Statutory Prospectus and Statement of Additional Information
of each of the Funds Listed Below (the “Funds”)

The revisions described herein are effective on or about May 15, 2014. This supplement amends and supersedes any contrary information relating to any share class offered by a Fund contained within a Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)and is in addition to any existing supplement thereto for each Fund. You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Statutory Prospectus and SAI, as applicable, and retain it for future reference.

1.	The first paragraph in the section of the Prospectus entitled How to Buy, Sell and Exchange Funds Shares—Qualifying for Class Z Shares is deleted and replaced with the following disclosure:

Institutional Investors. Various institutional investors may purchase Class Z shares, including corporations, banks, governmental entities, municipalities, hospitals, insurance companies and IRS Section 501 entities, such as foundations and endowments. The minimum initial investment for such investors generally is $5 million, however, such minimum initial investment may be modified for certain financial firms that submit orders on behalf of their clients. A Fund or the Distributor may lower, waive or otherwise modify the minimum initial investment for certain categories of investors at their discretion. Institutional investors are responsible for indicating their eligibility to purchase Class Z shares at the time of purchase. Certain financial intermediaries may require that investments by their institutional investor clients in Class Z shares be placed directly with the Fund's Transfer Agent. Please contact the Transfer Agent at (800) 225-1852 for further details.

2.	The last paragraph in the section of the Prospectus entitled How to Buy, Sell and Exchange Funds Shares—Qualifying for Class Z Shares is deleted and replaced with the following disclosure:

Other Types of Investors. Class Z shares also can be purchased by any of the following:

■	Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option;
■	Current and former Directors/Trustees of mutual funds managed by PI or any other affiliate of Prudential;
■	Prudential;
■	Prudential funds, including Prudential fund-of-funds;
■	Qualified state tuition programs (529 plans); and
■	Investors working with fee-based consultants for investment selection and allocations.

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Investment Company Name	Fund / Series Name
The Prudential Investment Portfolios, Inc.	Prudential Asset Allocation Fund
Prudential Jennison Equity Opportunity Fund
Prudential Jennison Growth Fund
Prudential Conservative Allocation Fund
Prudential Moderate Allocation Fund
Prudential Growth Allocation Fund
Prudential Investment Portfolios 3	Prudential Strategic Value Fund
Prudential Jennison Select Growth Fund
Prudential Real Assets Fund
Prudential Jennison Market Neutral Fund
Prudential Investment Portfolios 4	Prudential Muni High Income Fund
Prudential Investment Portfolios 5	Prudential Small-Cap Value Fund
Prudential Jennison Rising Dividend Fund
Prudential Investment Portfolios 6	Prudential California Muni Income Fund
Prudential Investment Portfolios 7	Prudential Jennison Value Fund
Prudential Investment Portfolios 8	Prudential Stock Index Fund
Prudential Investment Portfolios 9	Prudential Large-Cap Core Equity Fund
Prudential International Real Estate Fund
Prudential Absolute Return Bond Fund
Prudential Investment Portfolios, Inc. 10	Prudential Mid-Cap Value Fund
Prudential Jennison Equity Income Fund
Prudential Investment Portfolios 12	Prudential Global Real Estate Fund
Prudential US Real Estate Fund
Prudential Investment Portfolios, Inc. 14	Prudential Government Income Fund
Prudential Floating Rate Income Fund
Prudential Investment Portfolios, Inc. 15	Prudential High Yield Fund
Prudential Short Duration High Yield Income Fund
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Fund / Series Name	Fund / Series Name
Prudential Investment Portfolios 16	Prudential Defensive Equity Fund
Target Conservative Allocation Fund
Prudential Investment Portfolios, Inc. 17	Prudential Total Return Bond Fund
Prudential Short Duration Multi-Sector Bond Fund
Prudential Investment Portfolios 18	Prudential Jennison 20/20 Focus Fund
Prudential Jennison MLP Fund
Prudential MoneyMart Assets, Inc.
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Jennison Small Company Fund, Inc.
Prudential World Fund, Inc.	Prudential International Equity Fund
Prudential International Value Fund
Prudential Jennison Global Infrastructure Fund
Prudential Jennison Global Opportunities Fund
Prudential Jennison International Opportunities Fund
Prudential Emerging Markets Debt Local Currency Fund
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Sector Funds, Inc.	Prudential Financial Services Fund
Prudential Jennison Health Sciences Fund
Prudential Jennison Utility Fund
Prudential Short-Term Corporate Bond Fund, Inc.

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